Financial risk management - Schedule of Credit Quality of Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 449,745	£ 454,899	[1]	£ 448,567
Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	453,462	459,417
Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,717	4,518
Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	143,319	143,795
Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	322	323
Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	363,870	367,010
Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,691	2,816
Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79,566	83,894
Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	179	172
UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307,320	312,338
UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,105	1,207
UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,035	16,444
UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	2
Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,817	14,992
Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	699	666
Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,561	57,913
Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	111	97
Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,486	10,317
Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	460	610
Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,673	6,712
Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55	68
Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,680	14,573
Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	250
Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,486	1,925
Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,567	14,790
Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	87	83
Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	811	900
Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	89,629	95,373
Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,022	1,698
Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63,264	59,490
Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	143	151
Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(37)	(2,966)
Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	230,877	275,781
RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	160	261
RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,243	16,162
RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,911	3,592
RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	7
RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,881	39,414
RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	16
RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	639	660
RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,355	4,176
RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,548	9,712
RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	75
RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	274	318
RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,853	12,916
RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	13
RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	544	702
RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,674	17,945
RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	189	150
RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	646	145
RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,407	7,938
RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	156	136
RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,601	17,330
RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	60
RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,402	6,353
RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	101	114
RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,877	2,004
RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,789	3,708
RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70	45
RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	959	1,259
RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,383	1,524
RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	15
RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	267	198
RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,932	2,466
RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	72
RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	25
RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,617	2,578
RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	212	214
RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	928	1,002
RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	13
RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,729	2,381
RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	94	152
RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	345	412
RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	24
RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	997	750
RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	15
RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250	348
RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	86	90
RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	3
RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	590	734
RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	24
RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	7
RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	232	227
RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	51	52
RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	46
RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	252
RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	50
RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	42
RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	7
RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	99
RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	8
RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	5
RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,056	2,374
RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	136
RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	21
RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	366	368
RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	141	144
RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	76
RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	6
RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	342	424
RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	115	166
RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	61
RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	15
RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	150
RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	26
RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	0
RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95	98
RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,191	13,038
RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	570	564
RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	84
RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	284	289
RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	113
RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	45
RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	196	247
RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	118	126
RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	17
RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	112	154
RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	81
RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	157
RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	52
RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,107	13,606
CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,250	17,047
CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,658	32,582
CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	40
CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31,288	29,276
CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	23
CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	34,137	37,218
CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	192	221
CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,537	11,455
CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	61
CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,834	7,783
CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	297	291
CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,092	1,579
CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	51
CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	825	813
CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	74
CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33	85
CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	10
CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,068	3,371
CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	418	1,070
CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	64	48
CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	489	411
CMS | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	385,294	380,991
Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	900	700
Stage 1 £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	137,109	136,455
Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	160	134
Stage 1 £m | Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	305,763	303,454
Stage 1 £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	668	486
Stage 1 £m | Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76,171	79,280
Stage 1 £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	96	75
Stage 1 £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	256,596	257,517
Stage 1 £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	161	91
Stage 1 £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,668	16,086
Stage 1 £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	1
Stage 1 £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,625	11,416
Stage 1 £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	168	120
Stage 1 £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54,987	54,319
Stage 1 £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	53
Stage 1 £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,103	8,357
Stage 1 £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	169
Stage 1 £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,219	6,051
Stage 1 £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	16
Stage 1 £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,541	12,174
Stage 1 £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	186	93
Stage 1 £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,486	1,924
Stage 1 £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,898	13,990
Stage 1 £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	13
Stage 1 £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	811	900
Stage 1 £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
Stage 1 £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79,574	80,509
Stage 1 £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	232	214
Stage 1 £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60,455	56,775
Stage 1 £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	64	59
Stage 1 £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(43)	(2,972)
Stage 1 £m | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	226,740	250,937
Stage 1 £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	81
Stage 1 £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,207	16,003
Stage 1 £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
Stage 1 £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,906	3,587
Stage 1 £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	7
Stage 1 £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,857	39,384
Stage 1 £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	16
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	638	659
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,354	4,174
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,979	8,969
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	142	66
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	274	318
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,613	12,588
Stage 1 £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	9
Stage 1 £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	544	702
Stage 1 £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,637	6,557
Stage 1 £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	38	10
Stage 1 £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	456	83
Stage 1 £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 1 £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,159	6,497
Stage 1 £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	91	66
Stage 1 £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,522	14,355
Stage 1 £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	38	32
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,152	5,902
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	90
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,638	1,618
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	6
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,791	2,778
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41	25
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	959	1,259
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,197	1,311
Stage 1 £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	4
Stage 1 £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	267	198
Stage 1 £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
Stage 1 £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	219	23
Stage 1 £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
Stage 1 £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,548	1,332
Stage 1 £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	47
Stage 1 £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	606	580
Stage 1 £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	5
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,256	1,724
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	69
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	223	253
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	6
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	769	425
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250	347
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers		0
Stage 1 £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	0
Stage 1 £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 1 £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	43	53
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	6
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	19
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	3
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	0
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	91
Stage 1 £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,100	13,573
Stage 1 £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,250	17,047
Stage 1 £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 1 £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,534	32,070
Stage 1 £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	37
Stage 1 £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31,282	29,141
Stage 1 £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	21
Stage 1 £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31,210	31,591
Stage 1 £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	128
Stage 1 £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,000	9,808
Stage 1 £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	28
Stage 1 £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,719	3,275
Stage 1 £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	65	47
Stage 1 £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	923	779
Stage 1 £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	8
Stage 1 £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	0
Stage 1 £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	483	400
Stage 1 £m | CMS | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53,167	61,164
Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,467	1,808
Stage 2 £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,002	7,135
Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	160	185
Stage 2 £m | Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45,180	49,671
Stage 2 £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,095	1,394
Stage 2 £m | Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,257	4,468
Stage 2 £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	97
Stage 2 £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	38,533	41,783
Stage 2 £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	374	552
Stage 2 £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	284	274
Stage 2 £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
Stage 2 £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,908	3,287
Stage 2 £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	401	433
Stage 2 £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,534	3,549
Stage 2 £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	44
Stage 2 £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,187	1,713
Stage 2 £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	208	315
Stage 2 £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	439	644
Stage 2 £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	52
Stage 2 £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,027	2,245
Stage 2 £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	91	76
Stage 2 £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 2 £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	525	643
Stage 2 £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	18
Stage 2 £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,987	11,493
Stage 2 £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	372	414
Stage 2 £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,745	2,667
Stage 2 £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	77	88
Stage 2 £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,137	24,844
Stage 2 £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	180
Stage 2 £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	159
Stage 2 £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	5
Stage 2 £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	30
Stage 2 £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	569	743
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	9
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	240	328
Stage 2 £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 2 £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27,037	11,388
Stage 2 £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	151	140
Stage 2 £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	190	62
Stage 2 £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 2 £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,248	1,441
Stage 2 £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	65	70
Stage 2 £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,079	2,975
Stage 2 £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	28
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250	451
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	24
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	239	386
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	12
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	998	930
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	20
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	186	213
Stage 2 £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	11
Stage 2 £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,713	2,443
Stage 2 £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	72
Stage 2 £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	25
Stage 2 £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,069	1,246
Stage 2 £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	145	167
Stage 2 £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	322	422
Stage 2 £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	8
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	473	657
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	83
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	122	159
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	18
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	228	325
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	13
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	86	90
Stage 2 £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	3
Stage 2 £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	590	734
Stage 2 £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	24
Stage 2 £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	7
Stage 2 £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	220	227
Stage 2 £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	52
Stage 2 £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	46
Stage 2 £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	199
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	45
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	36
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	7
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	99
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	8
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	5
Stage 2 £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,056	2,374
Stage 2 £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	136
Stage 2 £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	21
Stage 2 £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 2 £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	366	368
Stage 2 £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	141	144
Stage 2 £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	76
Stage 2 £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	6
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	328	405
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	163
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	61
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	15
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	169	148
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	26
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	7
Stage 2 £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	33
Stage 2 £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	124	512
Stage 2 £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	3
Stage 2 £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	135
Stage 2 £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	2
Stage 2 £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,927	5,627
Stage 2 £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	93
Stage 2 £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,537	1,647
Stage 2 £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	33
Stage 2 £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,115	4,508
Stage 2 £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	232	244
Stage 2 £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,169	800
Stage 2 £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	43
Stage 2 £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	814	813
Stage 2 £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	74
Stage 2 £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33	85
Stage 2 £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	10
Stage 2 £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,147	7,640
Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,137	1,757
Stage 3 £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	138
Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
Stage 3 £m | Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,073	4,263
Stage 3 £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	715	683
Stage 3 £m | Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	79
Stage 3 £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,337	3,416
Stage 3 £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	357	311
Stage 3 £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	17
Stage 3 £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	284	289
Stage 3 £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	113
Stage 3 £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	45
Stage 3 £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	196	247
Stage 3 £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	118	126
Stage 3 £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	17
Stage 3 £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	112	154
Stage 3 £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	81
Stage 3 £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	157
Stage 3 £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	52
Stage 3 £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,068	3,371
Stage 3 £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	418	1,070
Stage 3 £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	64	48
Stage 3 £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
Stage 3 £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	6
Stage 3 £m | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 3 £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,337	3,416
Stage 3 £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	357	311
Stage 3 £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	17
Stage 3 £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	284	289
Stage 3 £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	113
Stage 3 £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	45
Stage 3 £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	196	247
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	118	126
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	17
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	112	154
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	81
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	157
Stage 3 £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	52
Stage 3 £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,068	3,371
Stage 3 £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	418	1,070
Stage 3 £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	64	48
Stage 3 £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
Stage 3 £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	11
Stage 3 £m | CMS | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,854	9,622
POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	253
POCI £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58	67
POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,854	9,622
POCI £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	253
POCI £m | Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58	67
POCI £m | Retail | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,854	9,622
POCI £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	253
POCI £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58	67
POCI £m | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,854	9,622
POCI £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	253
POCI £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58	67
POCI £m | RMS 14 | UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS | Other | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.